(10) DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Schedule of deferred tax assets and liabilities

10.1 Breakdown of tax assets and liabilities

	Dec 31, 2019	Dec 31, 2018
Social contribution credit (debit)
Tax losses carryforwards	124,852	137,577
Tax benefit of merged intangible	89,511	97,288
Temporarily nondeductible/taxable differences	(218,616)	(292,257)
Subtotal	(4,254)	(57,392)

Income tax credit (debit)
Tax losses carryforwards	345,462	382,359
Tax benefit of merged goodwill	288,754	315,189
Temporarily nondeductible/taxable differences	(602,934)	(809,917)
Subtotal	31,282	(112,369)

PIS and COFINS credit (debit)
Temporarily nondeductible/taxable differences	(10,380)	(10,086)

Total	16,647	(179,847)

Total tax credit	1,064,716	956,380
Total tax debit	(1,048,069)	(1,136,227)

Schedule of tax benefit of merged intangible asset

The benefit is realized proportionally to the tax amortization of the merged intangible that gave rise to it, during the remaining concessions period, as shown in note 14.

	December 31, 2019		December 31, 2018
	Social contribution	Income tax	Social contribution	Income tax
CPFL Paulista	36,620	101,723	41,246	114,572
CPFL Piratininga	9,145	31,385	10,180	34,938
RGE Sul (RGE)	43,746	144,878	45,863	153,618
CPFL Geração	-	10,769	-	12,061
Total	89,511	288,754	97,288	315,189

Schedule of accumulated balances of nondeductible temporary differences

10.3 Accumulated balances of temporarily nondeductible/nontaxable differences

	December 31, 2019			December 31, 2018
	Social contribution	Income tax	PIS/COFINS	Social contribution	Income tax	PIS/COFINS
Temporarily nondeductible differences
Provision for tax, civil and labor risks	41,817	116,158	-	57,635	160,096	-
Private pension fund	4,006	11,127	-	2,913	8,093	-
Allowance for doubtful debts	33,288	92,466	-	30,316	84,211	-
Free energy supply	9,632	26,756	-	9,166	25,462	-
Research and development and energy efficiency programs	33,289	92,468	-	27,506	76,405	-
Personnel-related provisions	6,225	17,293	-	5,208	14,467	-
Depreciation rate difference	4,097	11,380	-	4,764	13,235	-
Derivatives	(46,344)	(128,733)	-	(58,698)	(163,051)	-
Recognition of concession - adjustment of intangible asset (IFRS)	(5,352)	(14,867)	-	(6,399)	(17,775)	-
Recognition of concession - adjustment of financial asset (IFRS)	(171,599)	(476,664)	-	(148,561)	(410,608)	-
Actuarial losses (IFRS)	25,567	71,020	-	26,001	72,223	-
Fair value adjustment - Derivatives	(8,670)	(24,082)	-	2,711	7,532	-
Fair value adjustment - Debts	9,440	26,222	-	(1,854)	(5,147)	-
Others	(28,477)	(77,238)	(10,380)	(18,030)	(50,236)	(10,086)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)	(45,568)	(126,578)	-	(48,806)	(135,572)	-
Actuarial losses (IFRS)	137,853	382,925	-	58,071	161,307	-
Fair value adjustment - Derivatives	(318)	(883)	-	(89)	(247)
Fair value adjustment - Debts	(6,638)	(18,439)	-	(6,683)	(18,567)
Temporarily nondeductible differences - Business combination - CPFL Renováveis
Deferred taxes - asset:
Provision for tax, civil and labor risks	10,748	29,855	-	11,620	32,277	-
Fair value of property, plant and equipment (negative value added of assets)	18,344	50,955	-	19,817	55,047	-
Deferred taxes - liability:
Value added derived from determination of deemed cost	(19,177)	(53,270)	-	(24,690)	(68,584)	-
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(216,651)	(601,809)	-	(227,199)	(631,106)	-
Other temporary differences	(4,128)	(8,995)	-	(6,976)	(19,379)	-
Total	(218,616)	(602,934)	(10,380)	(292,257)	(809,917)	(10,086)

Schedule of reconciliation of income tax and social contribution amounts recognized

10.4 Reconciliation of the income tax and social contribution amounts recognized in the statements of income for the years ended December 31, 2019, 2018 and 2017

	2019		2018		2017
	Social contribution	Income tax	Social contribution	Income tax	Social contribution	Income tax
Profit before taxes	3,986,293	3,986,293	2,939,977	2,939,977	1,846,670	1,846,670
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(349,090)	(349,090)	(334,198)	(334,198)	(312,390)	(312,390)
Amortization of intangible asset acquired	48,649	62,756	48,649	62,756	48,649	62,756
Effect of presumed profit regime	(383,968)	(444,168)	(242,700)	(289,923)	(352,101)	(430,296)
Adjustment of revenue from excess demand and excess reactive power	162,438	162,438	153,302	153,302	134,778	134,778
Tax incentive - operating profit	-	-	-	(52,336)	-	(71,340)
Other permanent additions (exclusions), net	103,889	50,343	101,581	87,162	74,015	82,631
Tax base	3,568,211	3,468,572	2,666,611	2,566,740	1,439,621	1,312,809
Statutory rate	9%	25%	9%	25%	9%	25%
Tax credit (debit)	(321,139)	(867,143)	(239,995)	(641,685)	(129,566)	(328,202)
Recognized (unrecognized) tax credit, net	(12,903)	(29,148)	26,323	81,375	(39,162)	(106,699)
Provision for tax risks	(2,570)	(5,097)	-	-	-	-
Total	(336,610)	(901,386)	(213,673)	(560,310)	(168,728)	(434,901)

Current	(303,332)	(804,994)	(227,464)	(578,381)	(153,543)	(387,076)
Deferred	(33,279)	(96,392)	13,791	18,071	(15,185)	(47,825)

Schedule of income tax and social contribution amounts recognized in equity

The deferred income tax and social contribution recognized directly in equity (other comprehensive income) in 2019, 2018 and 2017 were as follows:

	2019		2018		2017
	Social Contribution	Income tax	Social Contribution	Income tax	Social Contribution	Income tax
Actuarial losses (gains)	1,122,747	1,122,747	313,243	313,243	(166,857)	(166,857)
Limits on the asset ceiling	44,058	44,058	6,617	6,617	21,399	21,399
Basis of calculation	1,166,805	1,166,805	319,860	319,860	(145,458)	(145,458)
Statutory rate	9%	25%	9%	25%	9%	25%
Calculated taxes	(105,012)	(291,701)	(28,786)	(79,964)	13,092	36,365
Limitation on recognition (reversal) of tax credits	25,229	70,080	7,325	20,347	-	-
Taxes recognized in other comprehensive income	(79,783)	(221,621)	(21,461)	(59,617)	13,092	36,365

Credit risk fair value measurement of financial liabilities	1,662	1,662	(78,953)	(78,953)	-	-
Deemed cost of property, plant and equipment	38,897	38,897	38,057	38,057	39,202	39,202
Subtotal	40,559	40,559	(40,896)	(40,896)	39,202	39,202
Statutory rate	9%	25%	9%	25%	9%	25%
Calculated taxes	(3,650)	(10,140)	3,681	10,224	(3,528)	(9,801)

Total taxes recognized in other comprehensive income	(83,434)	(231,760)	(17,780)	(49,393)	9,564	26,564